Borrowings (Schedule of Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Outstanding Balance	$ 43,044	$ 13,797
Rate	0.76%	0.19%
Average Balance	26,215
Weighted Average Rate	0.85%
Mid-Term Repo Maturing April 2016 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Outstanding Balance	7,500
Rate	0.63%
Average Balance	5,651
Weighted Average Rate	0.63%
Mid-Term Repo Maturing March 2017 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Outstanding Balance	6,250
Rate	1.10%
Average Balance	4,709
Weighted Average Rate	1.10%
Fixed rate loan maturing April 2018 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Outstanding Balance	5,000
Rate	1.60%
Average Balance	3,767
Weighted Average Rate	1.60%
Securities Sold under Agreements to Repurchase [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Outstanding Balance	4,594	5,397
Rate	0.10%	0.10%
Average Balance	4,265
Weighted Average Rate	0.10%
Overnight Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Outstanding Balance	9,700	8,400
Rate	0.27%	0.25%
Average Balance	3,385
Weighted Average Rate	0.30%
Overnight Advances [Member] | Fixed rate loan maturing April 2019 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Outstanding Balance	3,750
Rate	2.00%
Average Balance	2,825
Weighted Average Rate	2.00%
Mid-Term Repo Maturing August 2015 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Outstanding Balance	6,250
Rate	0.39%
Average Balance	$ 1,613
Weighted Average Rate	0.32%